20 Financial assets at amortized cost	12 Months Ended
Dec. 31, 2020
Financial Assets At Amortized Cost
Financial assets at amortized cost
Note	20 | Financial assets at amortized cost

	12.31.20	12.31.19
Non-current
Government bonds	239	-

Current
Government bonds	78	-